Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2022
	SGD	SGD	USD
Accounts receivable	156,604	252,818	188,614
Less: Allowance for doubtful accounts	(23,210)	(9,102)	(6,791)
Total accounts receivable, net	133,394	243,716	181,823

Movements of allowance for doubtful accounts are as follows:

	December 31, 2021	December 31, 2022	December 31, 2022
	SGD	SGD	USD

Allowance for doubtful accounts, beginning balance	3,712	23,210	17,316
Addition	23,210	16,683	12,446
Write-off / recovery	(3,712)	(30,791)	(22,971)
Allowance for doubtful accounts, ending balance	23,210	9,102	6,791

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	December 31, 2021	December 31, 2022	December 31, 2022
	SGD	SGD	USD
Within 30 days	63,640	127,415	95,057
Between 31 and 60 days	23,663	42,445	31,666
Between 61 and 90 days	14,145	59,960	44,733
More than 90 days	31,946	13,896	10,367
Total accounts receivable, net	133,394	243,716	181,823

During the year ended December 31, 2022, the sum of S$26,410 had been subsequently collected from the total outstanding balance of S$31,946 that had been outstanding for over 90 days as of December 31, 2021. The Company recognized additional allowance for bad debt in the amount of S$16,683 (US$12,446) during the year ended December 31, 2022. Management assessed that a portion of the balance was still recoverable given the ongoing business relationship with the client; however, the time of recovery is expected to be greater than one operating period.